Amounts Receivable (Tables)	6 Months Ended
Jun. 30, 2023
Amounts Receivable
Schedule of Amounts Receivable

	June 30, 2023	December 31, 2022
Accounts receivable	$2,466,865	$4,207,739
GST receivable	67,912	71,284
Interest receivable	41,779	52,538
Due from related parties	3,999	3,913
Cash call receivable from JV partner	4,672,404	-
Other	2,376	2,351
	7,255,335	4,337,825